NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account -D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account -D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Growth Fund - Class 2 (AMVGR2)
30,735 shares (cost $1,668,428)	$1,588,376
International Fund - Class 2 (AMVI2)
14,451 shares (cost $215,356)	219,073
Stock Index Fund, Inc. - Initial Shares (DSIF)
97,451 shares (cost $2,654,642)	2,872,852
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2,646 shares (cost $33,400)	40,168
Investors Growth Stock Series - Initial Class (MIGIC)
6,743 shares (cost $78,372)	74,239
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
167,040 shares (cost $2,622,495)	2,503,926
Mid Cap Growth Portfolio - Class I (MSVMG)
6,304 shares (cost $56,097)	70,735
NVIT Government Bond Fund - Class I (GBF)
44,767 shares (cost $534,211)	534,075
American Century NVIT Growth Fund - Class I (CAF)
25,191 shares (cost $287,435)	346,634
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
16,654 shares (cost $157,828)	172,035
NVIT Mid Cap Index Fund - Class I (MCIF)
124,875 shares (cost $2,264,586)	2,191,550
NVIT Money Market Fund - Class I (SAM)
4,974,217 shares (cost $4,974,217)	4,974,217
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,303 shares (cost $190,657)	180,835
NVIT Multi-Manager Small Company Fund - Class I (SCF)
7,128 shares (cost $126,050)	120,956
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
14,156 shares (cost $237,783)	218,854
Quality Bond Portfolio - Initial Shares (DQBP)
4,774 shares (cost $55,768)	56,911
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2,911 shares (cost $95,202)	84,229
VIP Fund - Overseas Portfolio - Service Class (FOS)
38,938 shares (cost $610,377)	528,783
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
5,701 shares (cost $59,347)	74,623
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
11,759 shares (cost $152,044)	159,219
Global Securities Fund/VA - Non-Service Shares (OVGS)
40,454 shares (cost $1,140,220)	1,110,862
Real Return Portfolio - Administrative Class (PMVRRA)
196,626 shares (cost $2,657,764)	2,742,929
Total Return Portfolio - Administrative Class (PMVTRA)
558,637 shares (cost $6,210,321)	6,156,184
Growth and Income Portfolio - Class I (ACGI)
49,428 shares (cost $938,028)	878,339
V.I. Core Equity Fund - Series I (AVGI)
48,937 shares (cost $1,240,316)	1,307,600
V.I. International Growth Fund - Series I (AVIE)
17,279 shares (cost $499,545)	455,638
Small-Cap Portfolio - Investment Class (ROCSC)
123,738 shares (cost $1,097,682)	1,246,043
Equity Income Portfolio - II (TREI2)
73,979 shares (cost $1,250,627)	1,432,979
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
55,804 shares (cost $506,849)	521,294

Total Investments	$32,864,158

Accounts Payable	(972)

$32,863,186

Contract Owners’ Equity:
Accumulation units	32,863,186

Total Contract Owners’ Equity (note 8)	$32,863,186

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	AMVGR2	AMVI2	DSIF	JAMVS	MIGIC	MVIVSC	MSVMG
Reinvested dividends	$450,633	9,573	5,269	51,639	273	463	26,699	301
Asset charges (note 3)	(81,755)	(3,230)	(1,149)	(6,688)	(113)	(92)	(5,551)	(232)

Net investment income (loss)	368,878	6,343	4,120	44,951	160	371	21,148	69

Realized gain (loss) on investments	2,346,500	87,325	(494)	171,134	1,582	(1,008)	79,235	23,258
Change in unrealized gain (loss) on investments	(2,936,350)	(178,056)	(75,613)	(233,275)	(3,331)	(4,133)	(226,334)	(28,292)

Net gain (loss) on investments	(589,850)	(90,731)	(76,107)	(62,141)	(1,749)	(5,141)	(147,099)	(5,034)

Reinvested capital gains	219,008	-	—	13,850	-	-	-	37

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,964)	(84,388)	(71,987)	(3,340)	(1,589)	(4,770)	(125,951)	(4,928)

Investment Activity:	GBF	CAF	GVIDM	MCIF	SAM	SCVF	SCF	ALVGIA
Reinvested dividends	$14,523	2,309	3,638	17,491	2	1,057	971	23,044
Asset charges (note 3)	(1,202)	(1,048)	(426)	(5,810)	(11,597)	(610)	(415)	(1,726)

Net investment income (loss)	13,321	1,261	3,212	11,681	(11,595)	447	556	21,318

Realized gain (loss) on investments	(4,022)	54,844	2,905	513,806	-	69,011	21,114	(19,015)
Change in unrealized gain (loss) on investments	21,446	(58,356)	(6,877)	(454,608)	-	(83,637)	(31,322)	142,586

Net gain (loss) on investments	17,424	(3,512)	(3,972)	59,198	-	(14,626)	(10,208)	123,571

Reinvested capital gains	1,425	-	-	36,059	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,170	(2,251)	(760)	106,938	(11,595)	(14,179)	(9,652)	144,889

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	ALVSVA	DVIV	DQBP	FMCS	FOS	GVMCE	SBVI	OVGR
Reinvested dividends	$-	13,388	1,152	139	8,125	618	3,707	2,677
Asset charges (note 3)	(336)	(666)	(85)	(135)	(1,612)	(512)	(437)	(865)

Net investment income (loss)	(336)	12,722	1,067	4	6,513	106	3,270	1,812

Realized gain (loss) on investments	(5,379)	83,084	36	(1,021)	48,325	24,985	4,118	310,350
Change in unrealized gain (loss) on investments	(18,929)	(90,990)	1,119	(10,973)	(173,207)	(44,578)	1,152	(272,985)

Net gain (loss) on investments	(24,308)	(7,906)	1,155	(11,994)	(124,882)	(19,593)	5,270	37,365

Reinvested capital gains	-	-	-	160	1,204	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(24,644)	4,816	2,222	(11,830)	(117,165)	(19,487)	8,540	39,177

Investment Activity:	OVGS	PMVRRA	PMVTRA	ACGI	AVGI	AVIE	ROCSC	TREI2
Reinvested dividends	$13,976	65,473	127,171	17,623	13,299	-	4,437	21,596
Asset charges (note 3)	(2,796)	(7,830)	(12,078)	(1,832)	(3,524)	(718)	(3,422)	(3,491)

Net investment income (loss)	11,180	57,643	115,093	15,791	9,775	(718)	1,015	18,105

Realized gain (loss) on investments	48,818	252,575	50,459	(47,947)	113,444	(4,468)	254,430	45,641
Change in unrealized gain (loss) on investments	(161,736)	(58,544)	(63,888)	(59,689)	(129,141)	(43,908)	(291,207)	(82,828)

Net gain (loss) on investments	(112,918)	194,031	(13,429)	(107,636)	(15,697)	(48,376)	(36,777)	(37,187)

Reinvested capital gains	-	91,348	68,759	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(101,738)	343,022	170,423	(91,845)	(5,922)	(49,094)	(35,762)	(19,082)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WRSCP
Reinvested dividends	$-
Asset charges (note 3)	(1,527)

Net investment income (loss)	(1,527)

Realized gain (loss) on investments	169,375
Change in unrealized gain (loss) on investments	(216,216)

Net gain (loss) on investments	(46,841)

Reinvested capital gains	6,166

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,202)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		AMVGR2		AMVI2		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$368,878	250,618	6,343	1,850	4,120	8,272	44,951	30,750
Realized gain (loss) on investments	2,346,500	1,609,317	87,325	(11,432)	(494)	(19,396)	171,134	94,944
Change in unrealized gain (loss) on investments	(2,936,350)	921,745	(178,056)	77,229	(75,613)	41,191	(233,275)	123,732
Reinvested capital gains	219,008	181,681	-	-	-	-	13,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,964)	2,963,361	(84,388)	67,647	(71,987)	30,067	(3,340)	249,426

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,224,989	1,647,218	(143)	-	-	-	(458)	-
Transfers between funds	-	-	1,258,158	34,306	(190,155)	28,587	765,332	19,457
Surrenders (note 6)	-	(1)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(497,983)	(465,710)	(18,272)	(8,913)	(10,476)	(10,890)	(36,979)	(31,378)
Adjustments to maintain reserves	(1,063)	995	(2)	20	(4)	35	2	80

Net equity transactions	725,943	1,182,502	1,239,741	25,413	(200,635)	17,732	727,897	(11,841)

Net change in contract owners’ equity	723,979	4,145,863	1,155,353	93,060	(272,622)	47,799	724,557	237,585
Contract owners’ equity beginning of period	32,139,207	27,993,344	433,018	339,958	491,695	443,896	2,148,294	1,910,709

Contract owners’ equity end of period	$32,863,186	32,139,207	1,588,371	433,018	219,073	491,695	2,872,851	2,148,294

CHANGES IN UNITS:
Beginning units	2,164,745	2,138,649	40,423	37,570	43,546	42,051	182,238	185,669
Units purchased	753,007	501,257	131,065	3,811	4,292	2,556	65,584	-
Units redeemed	(641,581)	(475,161)	(16,199)	(958)	(25,231)	(1,061)	(8,014)	(3,431)

Ending units	2,276,171	2,164,745	155,289	40,423	22,607	43,546	239,808	182,238

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAMVS		MIGIC		MVIVSC		MSVMG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$160	68	371	-	21,148	(2,262)	69	(219)
Realized gain (loss) on investments	1,582	(2,431)	(1,008)	-	79,235	157,385	23,258	12,935
Change in unrealized gain (loss) on investments	(3,331)	4,457	(4,133)	-	(226,334)	107,766	(28,292)	12,071
Reinvested capital gains	-	-	-	-	-	-	37	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,589)	2,094	(4,770)	-	(125,951)	262,889	(4,928)	24,787

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(1,190)	-	-	-
Transfers between funds	(2,446)	(78,792)	79,813	-	1,033,964	1,375,787	(15,709)	(15,755)
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,017)	(2,120)	(804)	-	(29,311)	(12,256)	(2,083)	(2,067)
Adjustments to maintain reserves	(1)	7	4	-	(8)	1	7	(8)

Net equity transactions	(3,464)	(80,905)	79,013	-	1,003,455	1,363,532	(17,785)	(17,830)

Net change in contract owners’ equity	(5,053)	(78,811)	74,243	-	877,504	1,626,421	(22,713)	6,957
Contract owners’ equity beginning of period	45,220	124,031	-	-	1,626,421	-	93,445	86,488

Contract owners’ equity end of period	$40,167	45,220	74,243	-	2,503,925	1,626,421	70,732	93,445

CHANGES IN UNITS:
Beginning units	2,629	8,298	-	-	150,242	-	5,104	6,235
Units purchased	62	-	6,172	-	94,515	151,485	208	-
Units redeemed	(278)	(5,669)	(67)	-	(8,682)	(1,243)	(1,142)	(1,131)

Ending units	2,413	2,629	6,105	-	236,075	150,242	4,170	5,104

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		CAF		GVIDM		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$13,321	11,878	1,261	1,499	3,212	2,483	11,681	24,200
Realized gain (loss) on investments	(4,022)	8,060	54,844	8,347	2,905	5,404	513,806	459,822
Change in unrealized gain (loss) on investments	21,446	(22,240)	(58,356)	57,293	(6,877)	6,526	(454,608)	92,543
Reinvested capital gains	1,425	18,322	-	-	-	-	36,059	3,093

Net increase (decrease) in contract owners’ equity resulting from operations	32,170	16,020	(2,251)	67,139	(760)	14,413	106,938	579,658

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	(33)	-
Transfers between funds	26,178	136,916	(88,075)	89,053	14,112	26,129	(929,784)	457,807
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(11,619)	(10,036)	(10,192)	(8,344)	(4,116)	(3,422)	(30,535)	(28,727)
Adjustments to maintain reserves	15	(1)	(72)	18	(23)	9	(121)	92

Net equity transactions	14,574	126,879	(98,339)	80,727	9,973	22,716	(960,473)	429,172

Net change in contract owners’ equity	46,744	142,899	(100,590)	147,866	9,213	37,129	(853,535)	1,008,830
Contract owners’ equity beginning of period	487,340	344,441	447,224	299,358	162,824	125,695	3,045,079	2,036,249

Contract owners’ equity end of period	$534,084	487,340	346,634	447,224	172,037	162,824	2,191,544	3,045,079

CHANGES IN UNITS:
Beginning units	27,404	20,244	62,005	49,369	11,013	9,406	118,459	99,719
Units purchased	4,250	7,726	-	13,978	933	1,857	20,371	20,056
Units redeemed	(3,583)	(566)	(13,491)	(1,342)	(276)	(250)	(51,131)	(1,316)

Ending units	28,071	27,404	48,514	62,005	11,670	11,013	87,699	118,459

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM		SCVF		SCF		ALVGIA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,595)	(12,772)	447	605	556	87	21,318	(3,525)
Realized gain (loss) on investments	-	-	69,011	5,364	21,114	27,478	(19,015)	(10,074)
Change in unrealized gain (loss) on investments	-	-	(83,637)	39,970	(31,322)	13,289	142,586	198,666
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,595)	(12,772)	(14,179)	45,939	(9,652)	40,854	144,889	185,067

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,225,128	1,647,218	-	-	-	-	-	-
Transfers between funds	(813,204)	(2,774,087)	(45,965)	57,235	(97,294)	62,167	(1,778,202)	196,316
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(82,081)	(95,238)	(6,004)	(4,308)	(4,159)	(4,358)	(4,307)	(9,178)
Adjustments to maintain reserves	9	(16)	(114)	32	(30)	1	(3)	22

Net equity transactions	329,852	(1,222,123)	(52,083)	52,959	(101,483)	57,810	(1,782,512)	187,160

Net change in contract owners’ equity	318,257	(1,234,895)	(66,262)	98,898	(111,135)	98,664	(1,637,623)	372,227
Contract owners’ equity beginning of period	4,655,960	5,890,855	247,083	148,185	232,098	133,434	1,637,623	1,265,396

Contract owners’ equity end of period	$4,974,217	4,655,960	180,821	247,083	120,963	232,098	-	1,637,623

CHANGES IN UNITS:
Beginning units	353,376	445,985	8,681	6,575	8,680	6,238	140,943	122,858
Units purchased	114,101	124,868	-	2,285	-	2,636	-	18,966
Units redeemed	(89,004)	(217,477)	(1,972)	(179)	(3,878)	(194)	(140,943)	(881)

Ending units	378,473	353,376	6,709	8,681	4,802	8,680	-	140,943

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVSVA		DVIV		DQBP		FMCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(336)	-	12,722	7,725	1,067	(1)	4	-
Realized gain (loss) on investments	(5,379)	-	83,084	(7,239)	36	-	(1,021)	-
Change in unrealized gain (loss) on investments	(18,929)	-	(90,990)	28,581	1,119	24	(10,973)	-
Reinvested capital gains	-	-	-	-	-	-	160	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,644)	-	4,816	29,067	2,222	23	(11,830)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	244,290	-	(646,774)	148,855	50,885	4,586	96,377	-
Surrenders (note 6)	-	-	-	-	-	(1)	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(792)	-	(1,676)	(3,565)	(791)	-	(318)	-
Adjustments to maintain reserves	1	-	(9)	25	(1)	(21)	(11)	-

Net equity transactions	243,499	-	(648,459)	145,315	50,093	4,564	96,048	-

Net change in contract owners’ equity	218,855	-	(643,643)	174,382	52,315	4,587	84,218	-
Contract owners’ equity beginning of period	-	-	643,643	469,261	4,587	-	-	-

Contract owners’ equity end of period	$218,855	-	-	643,643	56,902	4,587	84,218	-

CHANGES IN UNITS:
Beginning units	-	-	35,864	27,244	257	-	-	-
Units purchased	19,638	-	-	8,834	2,772	257	2,383	-
Units redeemed	(264)	-	(35,864)	(214)	(43)	-	(51)	-

Ending units	19,374	-	-	35,864	2,986	257	2,332	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOS		GVMCE		SBVI		OVGR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,513	7,002	106	909	3,270	2,516	1,812	(830)
Realized gain (loss) on investments	48,325	(21,781)	24,985	(16,231)	4,118	1	310,350	99,241
Change in unrealized gain (loss) on investments	(173,207)	85,825	(44,578)	62,695	1,152	6,023	(272,985)	3,446
Reinvested capital gains	1,204	1,207	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(117,165)	72,253	(19,487)	47,373	8,540	8,540	39,177	101,857

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(37,912)	245,890	(137,770)	(26,146)	(36,512)	183,222	(1,257,279)	53,697
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,824)	(11,150)	(4,673)	(5,159)	(4,223)	(342)	(2,438)	(10,473)
Adjustments to maintain reserves	(206)	40	3	10	(15)	7	5	29

Net equity transactions	(53,942)	234,780	(142,440)	(31,295)	(40,750)	182,887	(1,259,712)	43,253

Net change in contract owners’ equity	(171,107)	307,033	(161,927)	16,078	(32,210)	191,427	(1,220,535)	145,110
Contract owners’ equity beginning of period	699,886	392,853	236,554	220,476	191,427	-	1,220,535	1,075,425

Contract owners’ equity end of period	$528,779	699,886	74,627	236,554	159,217	191,427	-	1,220,535

CHANGES IN UNITS:
Beginning units	48,390	30,614	7,765	9,024	12,470	-	106,016	101,953
Units purchased	1,498	18,659	6	-	-	12,493	-	5,077
Units redeemed	(5,609)	(883)	(5,148)	(1,259)	(2,563)	(23)	(106,016)	(1,014)

Ending units	44,279	48,390	2,623	7,765	9,907	12,470	-	106,016

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGS		PMVRRA		PMVTRA		ACGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,180	14,312	57,643	33,462	115,093	88,929	15,791	-
Realized gain (loss) on investments	48,818	237,549	252,575	143,937	50,459	129,370	(47,947)	-
Change in unrealized gain (loss) on investments	(161,736)	(111,701)	(58,544)	(638)	(63,888)	(57,113)	(59,689)	-
Reinvested capital gains	-	-	91,348	26,570	68,759	132,489	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(101,738)	140,160	343,022	203,331	170,423	293,675	(91,845)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,123	-	60	-	(31)	-	-	-
Transfers between funds	209,984	(132,786)	(516,376)	249,928	1,616,666	192,126	974,630	-
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,589)	(15,020)	(45,274)	(39,843)	(70,048)	(66,695)	(4,445)	-
Adjustments to maintain reserves	(14)	56	117	124	(328)	207	4	-

Net equity transactions	196,504	(147,750)	(561,473)	210,209	1,546,259	125,638	970,189	-

Net change in contract owners’ equity	94,766	(7,590)	(218,451)	413,540	1,716,682	419,313	878,344	-
Contract owners’ equity beginning of period	1,016,088	1,023,678	2,961,363	2,547,823	4,438,587	4,019,274	-	-

Contract owners’ equity end of period	$1,110,854	1,016,088	2,742,912	2,961,363	6,155,269	4,438,587	878,344	-

CHANGES IN UNITS:
Beginning units	57,530	67,045	162,310	150,594	254,900	248,923	-	-
Units purchased	12,100	-	7,030	13,958	92,995	9,914	129,206	-
Units redeemed	(878)	(9,515)	(34,376)	(2,242)	(5,855)	(3,937)	(42,084)	-

Ending units	68,752	57,530	134,964	162,310	342,040	254,900	87,122	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVGI		AVIE		ROCSC		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$9,775	11,289	(718)	-	1,015	(1,490)	18,105	15,442
Realized gain (loss) on investments	113,444	(34,901)	(4,468)	-	254,430	53,583	45,641	76,082
Change in unrealized gain (loss) on investments	(129,141)	154,514	(43,908)	-	(291,207)	182,511	(82,828)	52,571
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,922)	130,902	(49,094)	-	(35,762)	234,604	(19,082)	144,095

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(182)	-	(289)	-
Transfers between funds	(99,704)	425,408	506,436	-	(224,356)	368,620	174,635	209,461
Surrenders (note 6)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(34,178)	(30,296)	(1,705)	-	(13,920)	(12,934)	(24,335)	(17,860)
Adjustments to maintain reserves	(272)	57	(1)	-	(1)	23	(2)	43

Net equity transactions	(134,154)	395,169	504,730	-	(238,459)	355,709	150,009	191,644

Net change in contract owners’ equity	(140,076)	526,071	455,636	-	(274,221)	590,313	130,927	335,739
Contract owners’ equity beginning of period	1,447,672	921,601	-	-	1,520,262	929,949	1,302,050	966,311

Contract owners’ equity end of period	$1,307,596	1,447,672	455,636	-	1,246,041	1,520,262	1,432,977	1,302,050

CHANGES IN UNITS:
Beginning units	126,391	87,930	-	-	78,517	57,741	78,785	66,922
Units purchased	-	41,351	28,312	-	1,686	21,540	10,505	13,069
Units redeemed	(11,872)	(2,890)	(1,890)	-	(13,498)	(764)	(1,471)	(1,206)

Ending units	114,519	126,391	26,422	-	66,705	78,517	87,819	78,785

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRSCP		TRF		ALVIVA
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,527)	(1,302)	-	588	-	9,153
Realized gain (loss) on investments	169,375	(915)	-	18,475	-	195,740
Change in unrealized gain (loss) on investments	(216,216)	141,267	-	(5,640)	-	(373,113)
Reinvested capital gains	6,166	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,202)	139,050	-	13,423	-	(168,220)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4	-	-	-	-	-
Transfers between funds	(133,943)	96,122	-	(156,027)	-	(1,478,082)
Surrenders (note 6)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,799)	(5,022)	-	(3,610)	-	(12,506)
Adjustments to maintain reserves	8	11	-	9	-	83

Net equity transactions	(139,730)	91,111	-	(159,628)	-	(1,490,505)

Net change in contract owners’ equity	(181,932)	230,161	-	(146,205)	-	(1,658,725)
Contract owners’ equity beginning of period	703,229	473,068	-	146,205	-	1,658,725

Contract owners’ equity end of period	$521,297	703,229	-	-	-	-

CHANGES IN UNITS:
Beginning units	40,807	35,282	-	14,564	-	200,596
Units purchased	3,323	5,881	-	-	-	-
Units redeemed	(10,208)	(356)	-	(14,564)	-	(200,596)

Ending units	33,922	40,807	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT FUNDS

Calvert VP SRI Equity Portfolio (CVSSE)*

COLUMBIA FUNDS MANAGEMENT COMPANY

Variable Portfolio-Marsico Growth Fund - Class 1 (NMG)*

DELAWARE GROUP FUNDS

Small Cap Value Series - Service Class (DWVSVS)*

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)*

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

HUNTINGTON TRUST COMPANY

VA Dividend Capture Fund - Trust Shares (HVDCT)*

VA Growth Fund - Trust Shares (HVGT)*

VA Income Equity Fund - Trust Shares (HVICT)*

VA Mid Corp America Fund - Trust Shares (HVMCAT)*

VA New Economy Fund - Trust Shares (HVNET)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)*

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)*

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)*

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Investors Growth Stock Series - Service Class (MIGSC)*

Mid Cap Growth Series - Service Class (MMCGSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)*

Value Series - Service Class (MVFSC)*

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Emerging Markets Equity Portfolio - Class I (MSVEM)*

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Mid Cap Growth Portfolio - Class I (MSVMG)

The Universal Institutional Funds, Inc. - Capital Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT International Equity Fund - Class I (GIG)*

NVIT Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

Van Kampen NVIT Comstock Value Fund - Class I (EIF)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Value Portfolio - Class A (ALVVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)*

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - Capital Growth VIP - Class B (SVSCGB)*

Variable Series II - Dreman Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - Global Thematic VIP - Class B (SVSBCB)*

Variable Series II - High Income VIP - Class B (SVSHIB)*

Variable Series II - Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)*

VIP Fund - Balanced Portfolio - Service Class (FBS)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)*

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Portfolio - Service Class (FGS)*

VIP Fund - High Income Portfolio - Service Class (FHIS)*

VIP Fund - Index 500 Portfolio - Initial Class (FIP)*

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)*

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)*

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)*

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Mutual Discovery Global Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)

Growth and Income Fund - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Structured Small Cap Equity Fund - Institutional Shares (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

VIT - Goldman Sachs VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Lincoln VIP Trust - Baron Growth Opportunities Funds - Service Class (BNCAI)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Partners Portfolio - I Class Shares (AMTP)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Variable Contracts Trust - High Yield VCT Portfolio - Class I Shares (PIHYB1)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)*

Comstock Portfolio - Class II (ACC2)*

Global Value Equity Portfolio- Class I (MSVGE)*

Growth and Income Portfolio - Class I (ACGI)

U.S. Mid Cap Value Portfolio - Class I (MSVMV)*

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)*

V.I. Core Equity Fund - Series I (AVGI)

V.I. Global Health Care Fund - Series I (IVHS)*

V.I. Global Real Estate Fund - Series I (IVRE)*

V.I. High Yield Fund - Series I (AVHY1)*

V.I. International Growth Fund - Series I (AVIE)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

V.I. Technology Fund - Series I (IVT)*

V.I. Utilities Fund - Series I (IVU)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $44,435 and $59,744, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$32,864,158	$0	$0	$32,864,158

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

		Purchases of Investments	Sales of Investments
AMVGR2 ( Growth Fund - Class 2 )		$2,262,101	$1,016,016
AMVI2 ( International Fund - Class 2 )		72,972	269,485
DSIF ( Stock Index Fund, Inc. - Initial Shares )		1,339,243	552,513
JAMVS ( Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares )		4,003	7,306
MIGIC ( Investors Growth Stock Series - Initial Class )		92,153	12,773
MVIVSC ( Variable Insurance Trust II - International Value Portfolio - Service Class )		2,064,393	1,039,789
MSVMG ( Mid Cap Growth Portfolio - Class I )		22,094	39,780
GBF ( NVIT Government Bond Fund - Class I )		185,194	155,889
CAF ( American Century NVIT Growth Fund - Class I )		52,153	149,231
GVIDM ( NVIT Investor Destinations Moderate Fund - Class II )		26,571	13,390
MCIF ( NVIT Mid Cap Index Fund - Class I )		3,165,582	4,078,297
SAM ( NVIT Money Market Fund - Class I )		6,740,501	6,422,255
SCVF ( NVIT Multi-Manager Small Cap Value Fund - Class I )		189,461	241,071
SCF ( NVIT Multi-Manager Small Company Fund - Class I )		198,811	299,748
ALVGIA ( VPS Growth and Income Portfolio - Class A )		85,105	1,846,295
ALVSVA ( VPS Small/Mid Cap Value Portfolio - Class A )		276,893	33,731
DVIV ( International Value Portfolio - Initial Shares )		41,755	677,482
DQBP ( Quality Bond Portfolio - Initial Shares )		53,189	2,027
FMCS ( VIP Fund - Mid Cap Portfolio - Service Class )		105,815	9,591
FOS ( VIP Fund - Overseas Portfolio - Service Class )		132,562	178,784
GVMCE ( Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares )		20,176	162,513
SBVI ( Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I )		24,107	61,578
OVGR ( Capital Appreciation Fund/VA - Non-Service Shares )		63,889	1,321,793
OVGS ( Global Securities Fund/VA - Non-Service Shares )		566,783	359,086
PMVRRA ( Real Return Portfolio - Administrative Class )		1,629,275	2,041,877
PMVTRA ( Total Return Portfolio - Administrative Class )		2,953,774	1,223,391
ACGI ( Growth and Income Portfolio - Class I )		1,487,358	501,383
AVGI ( V.I. Core Equity Fund - Series I )		264,961	389,332
AVIE ( V.I. International Growth Fund - Series I )		559,240	55,226
ROCSC ( Small-Cap Portfolio - Investment Class )		283,179	520,623
TREI2 ( Equity Income Portfolio - II )		311,843	143,722
WRSCP ( Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth )		228,687	363,787

	Total	$25,503,823	$24,189,764

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2011	0.25%	155,289	$10.228483	$1,588,371	0.76%	-4.52%
2010	0.25%	40,423	10.712180	433,018	0.74%	18.38%
2009	0.25%	37,570	9.048666	339,958	0.64%	39.06%
2008	0.25%	39,555	6.506858	257,379	0.93%	-44.11%
2007	0.40%	33,446	11.613220	388,416	0.73%	11.90%
International Fund - Class 2 (AMVI2)
2011	0.25%	22,607	9.690479	219,073	1.15%	-14.18%
2010	0.25%	43,546	11.291386	491,695	2.06%	6.97%
2009	0.25%	42,051	10.556127	443,896	1.42%	42.72%
2008	0.25%	48,264	7.396635	356,991	1.50%	-42.27%
2007	0.25%	24,474	12.812068	313,563	1.60%	19.72%
2007	0.40%	59,054	12.780047	754,713	1.60%	19.54%
Calvert VP SRI Equity Portfolio (CVSSE)
2007	0.25%	2,894	16.829986	48,706	0.00%	9.71%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.25%	239,808	11.979797	2,872,851	1.91%	1.62%
2010	0.25%	182,238	11.788397	2,148,294	1.87%	14.55%
2009	0.25%	185,669	10.290941	1,910,709	2.11%	26.02%
2008	0.25%	210,417	8.166193	1,718,306	2.05%	-37.30%
2007	0.25%	289,724	13.023845	3,773,320	1.72%	4.99%
2007	0.40%	78,016	12.849461	1,002,464	1.72%	4.83%
Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (JAMVS)
2011	0.25%	2,413	16.645973	40,167	0.60%	-3.22%
2010	0.25%	2,629	17.200438	45,220	0.34%	30.15%
2009	0.25%	8,298	14.947051	124,031	0.35%	32.59%
2008	0.25%	8,126	11.273295	91,607	2.50%	-28.08%
2007	0.25%	12,938	15.673788	202,787	3.08%	6.90%
2007	0.40%	9,006	15.588673	140,392	3.08%	6.74%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.25%	6,105	12.160971	74,243	0.57%	0.33%
2007	0.25%	42,154	12.325162	519,555	0.32%	11.08%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.25%	236,075	10.606481	2,503,925	1.19%	-2.02%
2010	0.25%	150,242	10.825342	1,626,421	0.00%	8.25%	5/3/2010
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	0.25%	4,170	16.962051	70,732	0.32%	-7.35%
2010	0.25%	5,104	18.308145	93,445	0.00%	31.98%
2009	0.25%	6,235	13.871438	86,488	0.00%	57.27%
2008	0.25%	10,869	8.820381	95,869	0.88%	-46.90%
2007	0.25%	9,326	16.610427	154,909	0.00%	22.36%
2007	0.40%	5,982	16.407241	98,148	0.00%	22.17%
U.S. Real Estate Portfolio - Class I (MSVRE)
2007	0.25%	844	33.696563	28,440	0.33%	-17.28%
NVIT Fund - Class I (TRF)
2009	0.25%	14,564	10.038761	146,205	0.85%	25.78%
2008	0.25%	65,737	7.981083	524,652	1.42%	-41.70%
2007	0.25%	64,850	13.689831	887,786	1.09%	7.91%
NVIT Government Bond Fund - Class I (GBF)
2011	0.25%	28,071	19.026183	534,084	2.99%	6.99%
2010	0.25%	27,404	17.783543	487,340	3.06%	4.52%
2009	0.25%	20,244	17.014481	344,441	3.45%	2.43%
2008	0.25%	20,863	16.610553	346,546	4.25%	7.45%
2007	0.25%	19,714	15.458854	304,756	4.79%	6.89%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.25%	48,514	7.145034	346,634	0.55%	-0.94%
2010	0.25%	62,005	7.212705	447,224	0.68%	18.95%
2009	0.25%	49,369	6.063688	299,358	0.51%	33.14%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.25%	11,670	$14.741846	$172,037	2.12%	-0.29%
2010	0.25%	11,013	14.784666	162,824	1.98%	10.64%
2009	0.25%	9,406	13.363298	125,695	0.98%	18.84%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.25%	87,699	24.989385	2,191,544	0.74%	-2.79%
2010	0.25%	118,459	25.705767	3,045,079	1.28%	25.89%
2009	0.25%	99,719	20.419874	2,036,249	0.99%	36.41%
2008	0.25%	124,330	14.969031	1,861,100	1.23%	-36.62%
2007	0.25%	161,396	23.618401	3,811,915	1.37%	7.29%
2007	0.40%	2,696	23.302150	62,823	1.37%	7.13%
NVIT Money Market Fund - Class I (SAM)
2011	0.25%	378,473	13.142859	4,974,217	0.00%	-0.25%
2010	0.25%	353,376	13.175654	4,655,960	0.00%	-0.25%
2009	0.25%	445,985	13.208639	5,890,855	0.04%	-0.21%
2008	0.25%	428,655	13.236186	5,673,757	2.07%	1.80%
2007	0.25%	564,022	13.002332	7,333,601	4.71%	4.53%
2007	0.40%	3,456	12.827413	44,332	4.71%	4.37%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.25%	6,709	26.952056	180,821	0.44%	-5.31%
2010	0.25%	8,681	28.462454	247,083	0.58%	26.29%
2009	0.25%	6,575	22.537707	148,185	0.28%	25.90%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.25%	4,802	25.190145	120,963	0.59%	-5.79%
2010	0.25%	8,680	26.739414	232,098	0.30%	25.01%
2009	0.25%	6,238	21.390466	133,434	0.12%	34.37%
2008	0.25%	9,823	15.919587	156,378	0.85%	-38.34%
2007	0.25%	9,634	25.819531	248,745	0.09%	1.88%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.25%	140,943	11.619042	1,637,623	0.00%	12.81%
2009	0.25%	122,858	10.299660	1,265,396	4.27%	20.52%
2008	0.25%	105,172	8.545842	898,783	1.98%	-40.75%
2007	0.25%	161,334	14.423937	2,327,071	1.26%	4.85%
VPS International Value Portfolio - Class A (ALVIVA)
2009	0.25%	200,596	8.268983	1,658,725	1.50%	34.34%
2008	0.25%	186,997	6.155063	1,150,978	1.16%	-53.30%
2007	0.25%	178,046	13.180290	2,346,698	1.30%	5.57%
2007	0.40%	30,652	13.142539	402,845	1.30%	5.42%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.25%	19,374	11.296336	218,855	0.00%	-8.62%
International Value Portfolio - Initial Shares (DVIV)
2010	0.25%	35,864	17.946770	643,643	1.68%	4.19%
2009	0.25%	27,244	17.224383	469,261	4.35%	30.65%
2008	0.25%	23,346	13.183949	307,792	2.33%	-37.48%
2007	0.25%	20,004	21.086722	421,819	0.98%	3.89%
Quality Bond Portfolio - Initial Shares (DQBP)
2011	0.25%	2,986	19.056169	56,902	3.45%	6.76%
2010	0.25%	257	17.848748	4,587	0.00%	8.10%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2007	0.25%	20,082	20.313732	407,940	0.10%	17.21%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.25%	2,332	36.114197	84,218	0.15%	-10.94%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.25%	44,279	11.941972	528,779	1.24%	-17.43%
2010	0.25%	48,390	14.463452	699,886	1.72%	12.71%
2009	0.25%	30,614	12.832476	392,853	2.11%	26.12%
2008	0.25%	32,764	10.174581	333,360	2.59%	-44.00%
2007	0.25%	32,152	18.170494	584,218	2.29%	16.91%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2007	0.25%	45,212	$22.660573	$1,024,530	1.96%	15.17%
Goldman Sachs VIT - Goldman Sachs Mid Cap Value Fund - Institutional Shares (GVMCE)
2011	0.25%	2,623	28.450828	74,627	0.30%	-6.61%
2010	0.25%	7,765	30.464117	236,554	0.67%	24.69%
2009	0.25%	9,024	24.432206	220,476	1.74%	32.82%
2008	0.25%	10,276	18.395030	189,027	1.17%	-37.21%
2007	0.40%	10,358	28.903118	299,378	0.74%	2.79%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2011	0.25%	9,907	16.071147	159,217	2.10%	4.69%
2010	0.25%	12,470	15.351010	191,427	1.33%	9.19%
2008	0.25%	3,918	11.320533	44,354	1.36%	-35.78%
2007	0.25%	3,698	17.628575	65,190	1.67%	3.64%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.25%	106,016	11.512747	1,220,535	0.17%	9.14%
2009	0.25%	101,953	10.548240	1,075,425	0.34%	44.16%
2008	0.25%	100,488	7.317195	735,290	0.14%	-45.65%
2007	0.25%	124,738	13.464081	1,679,483	0.24%	13.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.25%	68,752	16.157412	1,110,854	1.25%	-8.52%
2010	0.25%	57,530	17.661884	1,016,088	1.64%	15.68%
2009	0.25%	67,045	15.268526	1,023,678	2.62%	39.42%
2008	0.25%	84,434	10.951220	924,655	1.32%	-40.34%
2007	0.25%	113,510	18.355281	2,083,508	1.28%	6.05%
2007	0.40%	4,540	18.197382	82,616	1.28%	5.89%
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.25%	134,964	20.323288	2,742,912	2.10%	11.39%
2010	0.25%	162,310	18.245105	2,961,363	1.43%	7.84%
2009	0.25%	150,594	16.918490	2,547,823	3.09%	18.05%
2008	0.25%	130,375	14.331557	1,868,477	3.58%	-7.26%
2007	0.25%	137,486	15.452967	2,124,567	4.60%	10.37%
2007	0.40%	29,524	15.319558	452,295	4.60%	10.20%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.25%	342,040	17.995757	6,155,269	2.62%	3.35%
2010	0.25%	254,900	17.413051	4,438,587	2.40%	7.84%
2009	0.25%	248,923	16.146656	4,019,274	5.11%	13.74%
2008	0.25%	170,397	14.195695	2,418,904	4.46%	4.49%
2007	0.25%	146,812	13.586098	1,994,602	4.80%	8.47%
2007	0.40%	76,206	13.468801	1,026,403	4.80%	8.31%
Growth and Income Portfolio - Class I (ACGI)
2011	0.25%	87,122	10.081770	878,344	1.44%	-2.25%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.25%	114,519	11.418156	1,307,596	0.93%	-0.31%
2010	0.25%	126,391	11.453920	1,447,672	1.15%	9.28%
2009	0.25%	87,930	10.481078	921,601	1.92%	27.98%
2008	0.25%	168,096	8.189782	1,376,670	2.21%	-30.32%
2007	0.25%	165,900	11.752729	1,949,778	1.22%	7.85%
V.I. Global Health Care Fund - Series I (IVHS)
2008	0.25%	754	11.078461	8,353	0.00%	-28.80%
2007	0.25%	712	15.559094	11,078	0.00%	11.57%
V.I. International Growth Fund - Series I (AVIE)
2011	0.25%	26,422	17.244564	455,636	0.00%	-6.97%
V.I. Small Cap Equity Fund - Series I (AVSCE)
2008	0.25%	18,163	6.801174	123,530	0.00%	-31.48%
2007	0.25%	15,746	9.926107	156,296	0.06%	-0.74%
2007	0.40%	3,114	9.916162	30,879	0.06%	-0.84%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Portfolio - Investment Class (ROCSC)
2011	0.25%	66,705	$18.679872	$1,246,041	0.32%	-3.52%
2010	0.25%	78,517	19.362201	1,520,262	0.13%	20.22%
2009	0.25%	57,741	16.105530	929,949	0.00%	34.86%
2008	0.25%	53,931	11.941984	644,043	0.49%	-27.36%
2007	0.25%	87,162	16.440239	1,432,964	0.05%	-2.38%
2007	0.40%	13,132	16.298801	214,036	0.05%	-2.53%
Equity Income Portfolio - II (TREI2)
2011	0.25%	87,819	16.317395	1,432,977	1.53%	-1.27%
2010	0.25%	78,785	16.526617	1,302,050	1.70%	14.46%
2009	0.25%	66,922	14.439362	966,311	1.94%	24.94%
2008	0.25%	72,692	11.557153	840,113	2.13%	-36.42%
2007	0.25%	73,648	18.178518	1,338,811	1.70%	2.77%
2007	0.40%	27,044	18.033915	487,709	1.70%	2.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.25%	33,922	15.367505	521,297	0.00%	-10.83%
2010	0.25%	40,807	17.233050	703,229	0.00%	28.53%
2009	0.25%	35,282	13.408186	473,068	0.38%	34.39%
2008	0.25%	39,307	9.977362	392,180	0.00%	-39.33%
2007	0.25%	49,766	16.444748	818,389	0.00%	13.23%
2007	0.40%	2,126	16.303263	34,661	0.00%	13.06%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	145,923	9.502229	1,386,594	2.73%	-25.73%
2007	0.25%	145,402	12.794722	1,860,378	2.20%	4.36%

2011	Contract owners equity:				$32,863,186
2010	Contract owners equity:				$32,139,207
2009	Contract owners equity:				$27,993,344
2008	Contract owners equity:				$24,725,688
2007	Contract owners equity:				$45,777,513

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.